MARKETABLE SECURITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Fair value	$ 541	$ 725
Cost	533	836
Gross unrealized holding gains	27	26
Gross unrealized holding losses	19	137
Cash and cash equivalents	331	75
Short-term investments	5	22
Other non-current	205	628
Fair value	541	725
Contractual maturities of debt securities
2013	336
2015	0
2016	0
2017	0
2018 and thereafter	133
Total maturities of available-for-sale securities, at fair value	469
2014	$ 0